Derivative Financial Instruments - Excluded from effectiveness testing (Details) - Foreign exchange contracts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivatives designated as hedging instruments
Derivative [Line Items]
Gain (Loss) on Components Excluded from Assessment of Credit Risk Hedge Effectiveness (Deprecated 2025)	$ 31,187	$ (671)	$ 13,791
Foreign exchange contracts and other derivatives instruments
Derivative [Line Items]
Gain (Loss) on Components Excluded from Assessment of Credit Risk Hedge Effectiveness (Deprecated 2025)	$ (10,388)	$ 4,954	$ (3,906)